CONSOLIDATED BALANCE SHEETS - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	€ 29,836	€ 43,471
Current portion of net trade accounts and notes receivable	18,601	17,858
Other receivables	1,688	1,380
Inventories	18,495	15,112
Other assets, current portion	1,258	659
Total current assets	69,876	78,480
Non-current assets
Property and equipment, net	7,782	6,471
Operating lease right-of-use assets	2,554	1,722
Intangible assets, net	1,085	1,084
Goodwill	2,412	2,412
Deposits and other non-current assets	1,522	651
Deferred tax assets	833	729
Total assets	86,063	91,548
Current liabilities
Trade accounts and notes payable	12,611	11,297
Deferred revenues, current portion	6,641	4,049
Social security and other payroll withholdings taxes	2,243	1,695
Employee absences compensation	981	860
Income taxes payable	(8)	77
Other accrued liabilities	5,523	4,506
Short-term borrowings	6,243	2,466
Current obligations under finance leases	168	195
Current portion of operating lease obligations	999	898
Current portion of long-term debt	2,409	1,553
Total current liabilities	37,811	27,596
Non-current liabilities
Deferred revenues, non-current	358	643
Obligations under finance leases	350	433
Operating lease obligations, non-current	1,589	882
Long-term debt, non-current	2,162	1,997
Other long-term liabilities	2,897	3,075
Total liabilities	45,167	34,626
Shareholders' equity
Common stock, €0.13 par value; 37,661,619 shares issued and 37,392,086 shares outstanding at December 31, 2024 €0.13 par value 37,373,312 shares issued and 37,103,779 shares outstanding at December 31, 2023	4,888	4,851
Additional paid-in capital	124,269	120,908
Accumulated deficit	(82,567)	(63,549)
Cumulative other comprehensive loss	(4,894)	(4,487)
Treasury stock, at cost 269,533 shares at December 31, 2024 and 269,533 shares at December 31, 2023	(800)	(800)
Total shareholders' equity	40,896	56,922
Total liabilities and shareholders' equity	€ 86,063	€ 91,548